Maturity of Long-term Borrowings (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Long-term Debt, Fiscal Year Maturity [Abstract]
2015		$ 1.0
2016		61.4
2017		41.1
2018		10.0
2019		11.0
Beyond 2019		$ 160.2
Within 1 year	$ 266.0
Between 1 and 2 years	170.8
Between 2 and 3 years	262.1
Between 3 and 4 years	2.5
Between 4 and 5 years	24.1
Beyond 5 years	$ 152.3